Maturity [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	70 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA US Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.15%	(0.42%)	0.36%
ICE 2028 Maturity US Treasury Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.33%	(0.48%)	0.46%
iShares iBonds Dec 2028 Term Treasury ETF
Prospectus [Line Items]
Average Annual Return, Percent		6.27%	(0.52%)	0.42%
Performance Inception Date				Feb. 25, 2020
iShares iBonds Dec 2028 Term Treasury ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.60%	(1.61%)	(0.57%)
iShares iBonds Dec 2028 Term Treasury ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.69%	(0.87%)	(0.11%)

[1]	The ICE 2028 Maturity US Treasury Index (Spliced) reflects the performance of the standard pricing variant of the ICE 2028 Maturity US Treasury Index through February 28, 2021; the 4 PM pricing variant of the ICE 2028 Maturity US Treasury Index from March 1, 2021 through November 30, 2023; and the standard pricing variant of the ICE 2028 Maturity US Treasury Index, which now utilizes pricing as of 4 PM, thereafter.